Capital Stock and Reserves - Tahltan Investment Rights (Details) - CAD ($)		1 Months Ended
	Apr. 16, 2021	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Investments	$ 5,000,000
Number of investment rights issued	399,285
Investment price	$ 12.52
Number of common share exercisable by each warrant	1
Number of rights converted		79,858
Rights converted shares issued		79,858
Milestone 1 achievement or April 16, 2023
Disclosure of classes of share capital [line items]
Number of rights vested	119,785
Milestone 2 achievement or April 16, 2023
Disclosure of classes of share capital [line items]
Number of rights vested	119,785
Milestone 3 achievement or April 16, 2023
Disclosure of classes of share capital [line items]
Number of rights vested	79,857
Milestone 4 achievement or April 16, 2024
Disclosure of classes of share capital [line items]
Number of rights vested	79,858